Basis of preparation and statement of compliance (Tables)	12 Months Ended
Dec. 31, 2024
Basis of preparation and statement of compliance
Schedule of subsidiaries

As of December 31, 2024, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its 100% owned subsidiary, Inventiva Inc., for which no non-controlling interest is recognized.

		Percent of
	Date of	Ownership
	incorporation	Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

The table below shows the contribution of the consolidated entities as of December 31, 2024, 2023 and 2022 in the consolidated financial statements:

December 31, 2024			Consolidation	Inventiva
Thousands of euros	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(184,045)	22	(189)	(184,212)
Total assets	120,051	15,576	(16,660)	118,967
Shareholders’ equity	(105,358)	1,051	(2,341)	(106,647)

December 31, 2023			Consolidation	Inventiva
Thousands of euros	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(107,231)	(197)	(2,999)	(110,426)
Total assets	70,304	13,301	(14,045)	69,561
Shareholders’ equity	(30,777)	876	(2,130)	(32,032)

December 31, 2022			Consolidation	Inventiva
Thousands of euros	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(55,173)	691	208	(54,274)
Total assets	112,289	8,676	(4,962)	116,004
Shareholders’ equity	44,369	1,111	(5)	45,476
●	Interests in associates and joint ventures

Schedule of exchange rates

Exchange rate (USD per EUR)	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Average exchange rate for the period	1.0824	1.0813	1.0530
Exchange rate at period end	1.0389	1.1050	1.0666